May 6, 1997



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Transamerica Investors, Inc.
         (File Nos. 33-90888, 811-9010)

Dear Commissioners:

On behalf of Transamerica Investors, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 28, 1997 via EDGARLINK.

Sincerely,



Susan Vivino
Paraglegal

cc:      Reid Evers, Esq.


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